SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

(a)
Coronavirus Impact

Since the outbreak of COVID-19 throughout China and other countries and regions, a series of precautionary and control measures have been implemented worldwide to contain the virus. The outbreak of COVID-19 has had certain negative impact on the overall economy of the regions where the Company deliver its products or services. Any economic slowdown and/or negative business sentiment could potentially have an impact on the industries in which the Company's major customers operate, including the settlement of the outstanding accounts receivable from these customers.

The Group will continue to closely focus on both global and domestic situation of concerning its prevention and control, and cope with the related impacts on the Company actively.

(b)
Acquisition of Molun SCRM

On January 26, 2022, the Company entered into a definitive agreement to acquire all the equity interests of Molun SCRM business with the cash consideration of RMB31.8 million, which is the private domain social customer relationship management (“SCRM”) software provider targeting car OEMs and dealers. The Group expected to generate synergy with the Cloud-based CC service line after the closing of acquisition. The Group completed the acquisition in March, 2022. As at the date of the report, the Company paid off the cash consideration.

The transaction will be accounted for under the acquisition method of accounting in accordance with ASC Topic 805. The acquisition will be recorded as a business combination. The Group determined the fair values of assets acquired and liabilities assumed for this acquisition with assistance of an independent appraiser. The goodwill resulting from the acquisition is primarily attributable to the assembled workforce and established network of customers around China. The acquired goodwill is not deductible for tax purposes. A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

Purchase consideration:	RMB
cash	31,800

Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	150
Intangible assets
Non-compete arrangements	100
Customer relationship	9,700
Technology	5,700
Contract liabilities	(12,002)
Deferred income tax liability	(3,875)
Total identifiable assets acquired and liabilities assumed	(227)
Goodwill	32,027

The intangible assets consist of non-compete arrangements, customer relationship and Technology. The fair values of non-competition arrangements of RMB100 customer relationship of RMB9,700 and Technology of RMB5,700 are amortized over 1 year, 6 years and 7 years, respectively on a straight-line basis.

(c)
Disposal of other equity investments

In December 2021 and January 2022, the Company entered into definitive agreements to sell its equity interest of Beijing Chenfeng with cash consideration of US$7,627 (equivalent to RMB51,207). The equity interest of Beijing Chenfeng was transferred to the buyer in March 2022. As at the date of the report, the Company received the cash consideration.

In February 2022, the Company entered into a definitive agreement to sell its equity interest of Hangzhou Paileyun with cash consideration of RMB10,938. The equity interest of Hangzhou Paileyun was transferred to the buyer in April 2022. As at the date of the report, the Company received the cash consideration.

(d)
Disposal of equity securities of Sichuan Xingneng

In June 2022, Sichuan Xingneng was liquidated and the Company received RMB2,842 in cash of its initial investment contribution of RMB4,900.

(e)
U.S. Class Action

On April 19, 2021, the Company and certain of current and former directors and officers, the underwriters of the Company in the initial public offering and the Company's agent for service of process in the United States were named as defendants in a securities class action filed in the Supreme Court of the State of New York, New York County (Index No. 652617/2021). The plaintiff alleges that the registration statement on Form F-1 in connection with the initial public offering contained material misstatements and omissions in violation of the U.S. federal securities laws, including those relating to estimates on financial results of the fourth quarter of 2020. On December 10, 2021, the Company and certain of current and former directors and officers, the underwriters of the Company in the initial public offering and the Company's agent for service of process in the United States were named as defendants in a securities class action filed in the United States District Court of the Southern District of New York (Case No. 1:21-cv-10610-JGK), which also has arisen out of certain public disclosures made in connection with the initial public offering. On June 5, 2023, the Company as well as all parties to the above-mentioned class action lawsuits executed a binding term sheet, which set forth all material deal points associated with the full and final resolution of the class action lawsuits. On June 6, 2023, the parties informed the courts that they had reached an agreement-in-principle to settle the claims in the class action lawsuits, and, the same day, the United States District Court for the Southern District of New York discontinued and closed the Dong action. On August 16, 2023, the Company entered into a stipulation of settlement reflecting the terms of the settlement. The settlement documents require the Company to pay a total of US$12,000 (equivalent to RMB83,575) in cash to the plaintiff class. The Company and the other defendants received full releases of claims pursuant to the terms of the settlement. On October 5, 2023, the Supreme Court of the State of New York preliminarily approved the settlement of the class action lawsuits. On January 23, 2024, the Supreme Court of the State of New York issued an order granting final approval of the settlement and dismissing the claims in the Sonny St. John action.

(f)
Independent Investigation

Our board of directors formed an independent special committee, the Special Committee, to oversee an independent internal investigation, or the Independent Investigation, of the employee misconduct and transaction irregularities that were raised to our board’s attention by KPMG Huazhen LLP, our previous independent registered public accounting firm, during its audit of our consolidated financial statements for the fiscal year ended December 31, 2021. The Special Committee retained White & Case LLP as its independent legal advisor, which had been assisted by BDO Limited as the independent forensic accounting expert.

During the period from May to September 2021, the Company’s audit committee conducted the Investigation. Based on the assessment from the Independent Investigation, the Special Committee had found that our previously reported revenues were inflated by approximately RMB11.6 million (unaudited) in the second quarter of the fiscal year 2021 and by approximately RMB17.8 million (unaudited) in the third quarter of the fiscal year 2021, representing approximately 4% and 6% of its reported total revenues in the same period, respectively. Our previously reported costs and expenses were inflated by approximately RMB9.2 million (unaudited) in the second quarter of the fiscal year 2021 and by approximately RMB1.8 million (unaudited) in the third quarter of the fiscal year 2021. The Company also identified accounting errors and restated its prior years financial statements as disclosed in Note 3 to the Consolidated Financial Statements.

(g)
Impairment of long-lived assets

Since coronavirus negative impact on the Company's business, the Company performed an impairment analysis on long-lived assets subsequently, and will recognize RMB15,002 and RMB57,271 impairment loss related to intangle assets and goodwill for the year ending December 31, 2022, respectively. The detail of the long-lived assets is as follows:

As of December 31,2022
Intangible assets	RMB
Trademark	2,556
Non-compete arrangements	540
Order backlogs	6,420
Customer relationship	5,486
Total	15,002

As of December 31,2022
Goodwill	RMB
Acquisition of Zhuge	57,271
Total	57,271

To estimate the fair value of long-lived assets, the Company used discounted cash flow model ("DCF Model"). The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses.